Investors In Millburn Multi-Markets Trading L.P. (Details 1) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		$ 54,219,673	$ 9,961,404
Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	[1]	990,861	9,224,590
U S Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		2,272,143	736,814
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable		$ 50,956,669

[1]	Includes profit share to the General Partner of $622,309 and a limited partner redemption of $368,552, totaling $990,861 at December 31, 2020. Includes profit share to the General Partner of $9,224,590 at December 31, 2019.